JPMORGAN TRUST I
JPMorgan SmartRetirement Funds
JPMorgan
SmartRetirement
®
Income Fund
JPMorgan SmartRetirement
®
2020
Fund
JPMorgan SmartRetirement
®
2025 Fund
JPMorgan SmartRetirement
®
2030 Fund
JPMorgan SmartRetirement
®
2035 Fund
JPMorgan SmartRetirement
®
2040 Fund
JPMorgan SmartRetirement
®
2045 Fund
JPMorgan SmartRetirement
®
2050 Fund
JPMorgan SmartRetirement
®
2055 Fund
JPMorgan SmartRetirement
®
2060 Fund
JPMORGAN TRUST IV
J.P. Morgan Funds
JPMorgan SmartSpending 2015
SM
Fund
JPMorgan SmartSpending 2020
SM
Fund

(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated November 1, 2021 to the current
Prospectuses and Summary Prospectuses, as supplemented
Integration of SmartRetirement 2020-2060 and SmartSpending strategies
.
On or around March 18, 2022, each of the JPMorgan SmartRetirement 2020-2060 Funds (the “SR Funds”) anticipates modifying its investment strategy after it reaches its respective target retirement year (the year in its name) to incorporate the methodology used by the JPMorgan SmartSpending Funds, thereby integrating the two strategies.
Each of the SR Funds is intended for investors expecting to retire around its target retirement year. Each SR Fund provides exposure to a variety of asset classes through investments in underlying funds, and over time adjusts its asset allocation strategy according to its “glide path”. Upon reaching its target retirement year, each SR Fund is expected to be at or near its most conservative asset allocation, substantially similar to the JPMorgan SmartRetirement Income Fund and, prior to modifying its strategy, would have been merged into that Fund shortly thereafter.
Each JPMorgan SmartSpending Fund is intended for investors who retired on or around its target retirement year and intend to withdraw a portion of their investment in the Fund each year until 35 years after the target retirement year (target maturity year). Each JPMorgan SmartSpending Fund seeks to achieve a level of total return that supports shareholders systematically withdrawing a portion of their investment in the Fund each year until the target maturity year.
Each integrated SR Fund will be intended for investors who plan to retire around its target retirement year and then withdraw their investment in the Fund over time, throughout retirement until the target maturity year. The integrated SR Funds will use an asset allocation strategy designed with two main goals in mind: promoting asset accumulation prior to the target retirement year, which is the “Savings Phase”, and supporting investors withdrawing a portion of their investment in the integrated SR Fund each year over a
35-year
period until the Fund’s target maturity year, which is the “Spending Phase”. As a result, each integrated SR Fund’s asset class allocations will change over time, generally becoming more conservative as the Fund approaches the target retirement year and then remaining relatively stable afterwards, throughout the Spending Phase. This means the strategy during the Savings Phase will generally start with a greater emphasis on global equity investments and gradually shift to a greater emphasis on global fixed income investments. During the Spending Phase, each integrated SR Fund will generally retain an emphasis on global fixed income investments. In addition, during the Spending Phase, the Adviser will produce an annual “sample withdrawal amount” that will be posted on the integrated SR Funds’ website. The sample withdrawal amount is a generic hypothetical example that seeks to estimate a percentage of an investor’s investment in the integrated SR Fund as of the beginning of the year that theoretically could be redeemed by an investor during that year while still allowing for redemptions in future years through the target maturity year. The sample withdrawal amount attempts to balance income needs in the current year against the need for income in the future. Investors may use the sample withdrawal amount as a consideration in determining how much of their investment to withdraw each year during the Spending Phase.

SUP-SR-1121

The integrated SR Funds will follow the glide path shown below.

Following its respective target retirement year, each integrated SR Fund’s glide path will be extended out 35 years past the target retirement year, covering the Spending Phase, instead of being merged into the SmartRetirement Income Fund at or around the target retirement year under its current strategy. During the Spending Phase, each integrated SR Fund will seek to achieve certain long-term risk and return targets that allow investors to withdraw a portion of their investment in the fund each year until the target maturity year. The integrated SR Funds are designed to be liquidated or merged into the JPMorgan SmartRetirement Income Fund at or around the target maturity year (or prior to the target maturity date if assets decline and the Advisor can no longer manage the Fund in-line with its investment goal).
The integrated SR Funds will periodically assess the asset allocations shown in the glide path taking into account various factors, such as past market performance, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on those assessments, adjustments may be made to the glide path that include, among other things, modifying the existing allocations among asset classes, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result, the integrated SR Funds’ actual allocations may differ from what is shown in the glide path by +/- 15% and, if conditions are not favorable and substantial de-risking
is necessary to preserve capital, by greater than +/- 15%.
JPMorgan SmartRetirement Income Fund
The JPMorgan SmartRetirement Income Fund is not part of the integration of strategies described above, other than the possibility of the integrated SR Funds being merged into the JPMorgan SmartRetirement Income Fund at or around the target maturity year, well in the future. The JPMorgan SmartRetirement Income Fund will not incorporate the methodology used by the JPMorgan SmartSpending Funds, or produce a sample withdrawal amount. Similar to the integrated SR Funds, however, the SmartRetirement Income Fund will invest in underlying funds and establish its asset allocations by focusing on various factors, such as past market performance, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors. The Fund will have the ability to adjust its asset allocations by +/- 15% and, if conditions are not favorable and substantial de-risking
is necessary to preserve capital, by greater than +/- 15%.

Changes to Current Strategic Target Allocations
The Adviser reviews the SR Funds’ and SmartRetirement Income Fund’s strategic target allocations at least annually and may make adjustments in its discretion, consistent with each Fund’s investment strategy. As part of this standard process, the Adviser recently reviewed the strategic target allocations and determined to adjust the overall allocation to equity from 91% to 94% at the start of the glide path and from 32.5% to 40% at the target retirement date and after. The Adviser also added a sub-asset class for U.S. Mid-Cap Equity, which was previously encompassed within the U.S. Small Cap Equity sub-asset class. In addition, the overall allocation to fixed income will decrease from 9% to 6% at the start of the glide path and from 62.5% to 55% at the target retirement date and after. The revised strategic target allocations for the SR Funds and the SmartRetirement Income Fund are noted below.

Years to Target Date	40+	35	30	25	20	15	10	5	0	-10	-20	-35
Equity	94.00%	94.00%	94.00%	94.00%	87.00%	78.00%	66.00%	53.00%	40.00%	40.00%	40.00%	40.00%
U.S. Large Cap Equity	46.05%	46.05%	46.05%	46.05%	42.65%	38.25%	32.35%	25.95%	19.60%	19.60%	19.60%	19.60%
U.S. Mid Cap Equity	5.65%	5.65%	5.65%	5.65%	5.20%	4.70%	3.95%	3.20%	2.40%	2.40%	2.40%	2.40%
U.S. Small Cap Equity	4.70%	4.70%	4.70%	4.70%	4.35%	3.90%	3.30%	2.65%	2.00%	2.00%	2.00%	2.00%
REITs	3.75%	3.75%	3.75%	3.75%	3.50%	3.10%	2.65%	2.10%	1.60%	1.60%	1.60%	1.60%
International Equity	23.05%	23.05%	23.05%	23.05%	21.30%	19.10%	16.15%	13.00%	9.80%	9.80%	9.80%	9.80%
Emerging Markets Equity	10.80%	10.80%	10.80%	10.80%	10.00%	8.95%	7.60%	6.10%	4.60%	4.60%	4.60%	4.60%
Fixed Income	6.00%	6.00%	6.00%	6.00%	13.00%	22.00%	34.00%	47.00%	55.00%	55.00%	55.00%	55.00%
U.S. Fixed Income	4.80%	4.80%	4.80%	4.80%	10.40%	17.60%	27.20%	34.60%	36.50%	36.50%	36.50%	36.50%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%	7.50%
High Yield Fixed Income	0.85%	0.85%	0.85%	0.85%	1.80%	3.10%	4.75%	6.60%	7.70%	7.70%	7.70%	7.70%
Emerging Markets Debt	0.35%	0.35%	0.35%	0.35%	0.80%	1.30%	2.05%	2.80%	3.30%	3.30%	3.30%	3.30%
Money Market Funds/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
Money Market Funds/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
The Adviser will implement these changes over time with the anticipated completion date coinciding with the integration of the strategies described above in March 2022. The overall allocations to equity, fixed income and cash and cash equivalent asset classes shown in the integrated SR Funds’ glide paths above reflect these changes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE